Capital structure - Dividends Declared (Details) - $ / shares			12 Months Ended
	Feb. 18, 2019	Jun. 22, 2009	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common share cash dividends paid (in dollars per share)			$ 1.52	$ 1.28	$ 0.4
Preferred stock, dividend rate		8.00%			8.00%
Preferred stock cash dividends paid (in dollars per share)			$ 0	$ 0
Subsequent Event
Class of Stock [Line Items]
Common share cash dividends declared (in dollars per share)	$ 0.44